                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number: __________
   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Capital Partners VII, L.P.*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 28-11660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael F. Goss
Title: Managing Director and Chief Operating Officer of Bain Capital Investors, LLC which is the general partner of Bain Capital Partners VII, L.P.
Phone:    617-516-2000

Signature, Place, and Date of Signing:

      /s/ Michael F. Goss                 Boston, MA               5/15/09
    ------------------------             -------------            ---------
    [Signature]                          [City, State]            [Date]

*The report on Form 13F for the period ended March 31, 2009 for Bain Capital Partners VII, L.P. ("Partners VII") is being filed by Bain Capital Investors, LLC, the general partner of Partners VII, which is the general partner of Bain Capital VII Coinvestment Fund, L.P. which is the manager and sole member of Bain Capital VII Coinvestment Fund, LLC.

Report Type (Check only one.):

[_] 3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number       Name
      28-11185                   Bain Capital Investors, LLC